PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2026 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 99.1%
Asset-Backed Securities 0.8%
United States
JPMorgan Mortgage Trust, Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.321%(c)	03/20/54		7	$6,681
RCKT Mortgage Trust, Series 2024-CES06, Class A1A, 144A	5.344(cc)	09/25/44		163	162,475
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64		43	43,615
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64		40	40,093

Total Asset-Backed Securities (cost $253,022)					252,864
Commercial Mortgage-Backed Securities 1.6%
Canada 0.0%
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	1	778
United States 1.6%
Barclays Commercial Mortgage Securities Trust, Series 2018-CHRS, Class C, 144A	4.267(cc)	08/05/38		130	120,888
Benchmark Mortgage Trust,
Series 2018-B02, Class A3	3.544	02/15/51		136	133,713
Series 2020-B20, Class A3	1.945	10/15/53		61	58,171

BX Commercial Mortgage Trust, Series 2022-AHP, Class E, 144A, 1 Month SOFR + 3.040% (Cap N/A, Floor 3.040%)	6.716(c)	01/17/39		88	87,161
Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A3	1.958	04/15/54		100	92,265
					492,198

Total Commercial Mortgage-Backed Securities (cost $518,643)					492,976
Corporate Bonds 40.0%
Australia 0.1%
Mineral Resources Ltd.,
Sr. Unsec’d. Notes, 144A	6.000	05/01/32		20	19,602
Sr. Unsec’d. Notes, 144A	9.250	10/01/28		6	6,169
					25,771
Brazil 0.9%
Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	100	133,242
Gtd. Notes	6.625	01/16/34	GBP	100	135,499
					268,741
Bulgaria 0.4%
Bulgarian Energy Holding EAD, Sr. Unsec’d. Notes	2.450	07/22/28	EUR	100	111,116
Canada 1.8%
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		5	4,526
Gtd. Notes, 144A	5.000	02/15/29		25	19,125
Gtd. Notes, 144A	5.250	01/30/30		25	16,938

PGIM Global Total Return (USD Hedged) Fund

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Canada (cont’d.)
Bausch Health Cos., Inc., (cont’d.)
Gtd. Notes, 144A	5.250%	02/15/31		25	$15,469
Gtd. Notes, 144A	6.250	02/15/29		10	7,850
Gtd. Notes, 144A	7.000	01/15/28		25	22,554
Sr. Sec’d. Notes, 144A	4.875	06/01/28		25	23,307

Brookfield Residential Properties, Inc./Brookfield Residential US LLC, Gtd. Notes, 144A	4.875	02/15/30		35	32,551
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes(a)	2.650	01/15/32		15	13,262
Sr. Unsec’d. Notes	3.750	02/15/52		10	6,863

Fairfax Financial Holdings Ltd., Sr. Unsec’d. Notes	5.750	05/20/35		60	60,076
Mattamy Group Corp., Sr. Unsec’d. Notes, 144A	4.625	03/01/30		25	23,884
Ontario Teachers’ Cadillac Fairview Properties Trust, Sr. Unsec’d. Notes, 144A	3.875	03/20/27		300	298,603
					545,008
France 4.0%
BNP Paribas SA, Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32		200	180,103
BPCE SA,
Sr. Non-Preferred Notes, 144A	2.045(ff)	10/19/27		250	248,570
Sr. Preferred Notes, EMTN	3.610	01/25/29	CNH	1,000	152,831
Regie Autonome des Transports Parisiens EPIC,
Sr. Unsec’d. Notes, EMTN	0.400	12/19/36	EUR	40	39,059
Sr. Unsec’d. Notes, EMTN	1.875	05/25/32	EUR	100	104,366
SNCF Reseau,
Sr. Unsec’d. Notes, EMTN	1.500	05/29/37	EUR	100	88,889
Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	100	70,886

Societe Generale SA, Sr. Non-Preferred Notes, 144A	5.519(ff)	01/19/28		200	200,699
TDF Infrastructure SAS, Sr. Unsec’d. Notes	4.125	10/23/31	EUR	100	114,401
					1,199,804
Germany 1.6%
Deutsche Bahn AG, Jr. Sub. Notes, Series CB	1.600(ff)	07/18/29(oo)	EUR	100	106,546
Deutsche Bank AG,
Sr. Non-Preferred Notes	2.552(ff)	01/07/28		150	148,620
Sub. Notes, EMTN	4.000(ff)	06/24/32	EUR	100	115,520

Volkswagen Bank GmbH, Sr. Non-Preferred Notes, EMTN	4.000	11/26/30	EUR	100	114,953
					485,639
Hong Kong 1.3%
HKT Capital No. 3 Ltd., Gtd. Notes	1.650	04/10/27	EUR	200	225,083
Sun Hung Kai Properties Capital Market Ltd., Gtd. Notes, EMTN	3.200	08/14/27	CNH	1,000	150,255
					375,338
Hungary 0.4%
MVM Energetika Zrt, Sr. Unsec’d. Notes	0.875	11/18/27	EUR	100	111,076

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
India 0.8%
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750%	02/01/27	EUR	100	$114,579
Power Finance Corp. Ltd., Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	100	110,723
					225,302
Indonesia 0.3%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Sr. Unsec’d. Notes	1.875	11/05/31	EUR	100	101,278
Israel 0.6%
Israel Electric Corp. Ltd., Sec’d. Notes, 144A, GMTN	3.750	02/22/32		200	182,058
Jamaica 0.0%
Digicel Group Holdings Ltd.,
Sr. Sec’d. Notes, Series 1B14, 144A	0.000	12/31/30		10	1
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30		5	—
					1
Luxembourg 1.1%
Blackstone Property Partners Europe Holdings Sarl, Sr. Unsec’d. Notes, EMTN	1.000	05/04/28	EUR	200	220,450
P3 Group Sarl, Sr. Unsec’d. Notes, EMTN	1.625	01/26/29	EUR	100	109,804
					330,254
Malta 0.7%
Freeport Terminal Malta PLC, Gov’t. Gtd. Notes, 144A	7.250	05/15/28		200	205,190
Mexico 1.5%
Comision Federal de Electricidad,
Insured Notes, Series 16U, 6 Month SOFR + 0.923%	4.669(c)	12/15/36		35	31,865
Sr. Unsec’d. Notes, EMTN	5.000	09/29/36		124	115,878

Mexico City Airport Trust, Sr. Sec’d. Notes, 144A	3.875	04/30/28		200	194,610
Petroleos Mexicanos, Gtd. Notes	4.750	02/26/29	EUR	100	116,385
					458,738
Netherlands 1.0%
Cooperatieve Rabobank UA, Sr. Preferred Notes, GMTN	3.500	12/14/26	AUD	90	62,741
Lineage Europe Finco BV, Gtd. Notes	4.125	11/26/31	EUR	200	226,618
					289,359
Norway 0.5%
Aker BP ASA, Sr. Unsec’d. Notes, 144A	5.600	06/13/28		155	156,912
Paraguay 0.3%
Bioceanico Sovereign Certificate Ltd., Sr. Sec’d. Notes	2.443(s)	06/05/34		96	78,250

PGIM Global Total Return (USD Hedged) Fund

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Peru 0.2%
Lima Metro Line 2 Finance Ltd., Sr. Sec’d. Notes	5.875%	07/05/34		71	$72,147
Philippines 0.9%
Bangko Sentral ng Pilipinas International Bond, Sr. Unsec’d. Notes, Series A	8.600	06/15/27		276	284,782
Portugal 0.4%
CP - Comboios de Portugal EPE, Sr. Unsec’d. Notes	5.700	03/05/30	EUR	100	121,445
South Africa 0.7%
Eskom Holdings, Gov’t. Gtd. Notes, MTN	6.350	08/10/28		200	203,000
Spain 0.8%
Iberdrola International BV, Gtd. Notes, Series NC6	1.450(ff)	11/09/26(oo)	EUR	200	227,926
Supranational Bank 0.3%
European Investment Bank,
Sr. Unsec’d. Notes, 144A	5.400	01/05/45	CAD	50	38,406
Sr. Unsec’d. Notes, 144A, MTN	4.579(s)	05/28/37	CAD	150	66,986
					105,392
Sweden 0.4%
Heimstaden Bostad Treasury BV, Gtd. Notes, EMTN	1.375	03/03/27	EUR	100	113,883
United Arab Emirates 1.2%
DP World Ltd., Sr. Unsec’d. Notes	2.375	09/25/26	EUR	100	114,994
Emirates NBD Bank PJSC, Sr. Unsec’d. Notes, MTN	4.750	02/09/28	AUD	200	138,767
MDGH GMTN RSC Ltd., Gtd. Notes, GMTN	0.375	03/10/27	EUR	100	113,142
					366,903
United Kingdom 2.3%
Barclays Bank PLC, Sr. Unsec’d. Notes, EMTN	0.500	01/28/33	MXN	10,000	310,546
Bellis Acquisition Co. PLC, Sr. Sec’d. Notes	8.125	05/14/30	GBP	100	125,849
Lloyds Bank PLC, Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		200	148,098
TalkTalk Telecom Group Ltd., Sec’d. Notes, 144A, Cash coupon 11.750% or PIK 11.750%^	11.750	03/01/28(d)	GBP	89	—
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	4.250	01/15/30	GBP	100	114,767
					699,260
United States 15.5%
Alphabet, Inc., Sr. Unsec’d. Notes	4.625	11/13/32	GBP	100	129,802
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.750	04/20/29		23	22,773

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A	9.000%	11/01/27		25	$26,569
Ashland, Inc., Sr. Unsec’d. Notes, 144A	3.375	09/01/31		25	22,760
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	4.625	08/01/29		25	24,023
AT&T, Inc., Sr. Unsec’d. Notes	3.950	04/30/31	EUR	200	232,284
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32		75	67,279
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		25	23,823

Beazer Homes USA, Inc., Gtd. Notes	7.250	10/15/29		20	20,264
Becton Dickinson & Co., Gtd. Notes	3.828	06/07/32	EUR	100	115,331
Beignet Investor LLC, Sr. Sec’d. Notes, 144A	6.581	05/30/49		156	150,857
Black Pearl Compute LLC, Sr. Sec’d. Notes, 144A	6.125	02/15/31		5	4,991
Boeing Co. (The), Sr. Unsec’d. Notes	6.528	05/01/34		80	85,606
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	2.500	08/16/31		10	8,833
Broadcom, Inc.,
Gtd. Notes	2.450	02/15/31		80	71,289
Sr. Unsec’d. Notes	3.419	04/15/33		25	22,087

Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/34		249	214,533
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A(a)	4.500	04/14/27		115	114,728
Carrix, Inc., Sr. Sec’d. Notes, 144A	6.125	08/01/33		15	14,934
CF Industries, Inc., Gtd. Notes	4.950	06/01/43		20	17,476
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.561(ff)	05/01/32		40	35,635
Sr. Unsec’d. Notes	3.057(ff)	01/25/33		15	13,447
Sub. Notes	5.827(ff)	02/13/35		15	15,001

Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31		36	35,351
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	6.036	11/15/33		50	51,573
Commercial Metals Co., Sr. Unsec’d. Notes, 144A	5.750	11/15/33		10	9,832
Constellation Energy Generation LLC, Sr. Unsec’d. Notes	4.625	02/01/29		10	9,919
Core & Main LP, Gtd. Notes, 144A	6.000	07/01/34		8	7,958
CoreWeave, Inc., Gtd. Notes, 144A(a)	9.250	06/01/30		15	14,072
Crescent Energy Finance LLC, Gtd. Notes, 144A	7.625	04/01/32		35	35,383
DaVita, Inc., Gtd. Notes, 144A	3.750	02/15/31		50	46,142
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29		10	10,279
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29(d)		25	22,638
Gtd. Notes	7.375	07/01/28(d)		25	23,955

PGIM Global Total Return (USD Hedged) Fund

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125%(ff)	05/15/30(oo)		100	$102,431
Jr. Sub. Notes, Series H	6.500(ff)	08/17/26(oo)		50	50,023
Sr. Unsec’d. Notes	6.250	04/15/49		25	24,044

Fifth Third Bancorp, Sr. Unsec’d. Notes, 144A	5.982(ff)	01/30/30		69	70,583
Fiserv Funding ULC, Gtd. Notes	3.500	06/15/32	EUR	100	110,343
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.800	03/08/29		200	201,282
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		130	129,884
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		20	17,433
Sr. Unsec’d. Notes	4.594(ff)	04/20/30		100	98,939

Herc Holdings, Inc., Gtd. Notes, 144A	5.750	03/15/31		10	9,905
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	6.250	04/15/32		25	24,285
Howard Hughes Corp. (The), Sr. Unsec’d. Notes, 144A	5.875	03/01/32		20	19,530
Huntington Bancshares, Inc., Sr. Unsec’d. Notes	5.709(ff)	02/02/35		130	130,511
International Business Machines Corp., Sr. Unsec’d. Notes	3.000	02/03/31	EUR	100	111,983
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	2.545(ff)	11/08/32		30	26,381
Sr. Unsec’d. Notes	2.580(ff)	04/22/32		45	40,206
Sr. Unsec’d. Notes	3.702(ff)	05/06/30		25	24,222

Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.375	01/31/32		25	23,435
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28		25	24,786
Maple Parent Holdings Corp., Gtd. Notes, 144A	3.881	03/26/30	EUR	100	115,154
Meridian Arc Holdco LLC, Sr. Sec’d. Notes, 144A	6.250	04/30/31		20	19,225
MGM Resorts International, Gtd. Notes	6.500	04/15/32		30	29,804
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32		30	26,066
Sr. Unsec’d. Notes, GMTN	3.749(ff)	11/07/36	EUR	200	221,948
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32		60	51,716

Morgan Stanley Finance LLC, Gtd. Notes, EMTN	3.100	03/08/28	CNH	1,000	150,640
MPLX LP, Sr. Unsec’d. Notes	4.950	09/01/32		70	68,821
Newell Brands, Inc., Sr. Unsec’d. Notes(a)	6.625	05/15/32		5	5,054
NRG Energy, Inc., Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		25	26,662
OneMain Finance Corp., Gtd. Notes	4.000	09/15/30		25	22,938
ONEOK, Inc., Gtd. Notes	6.050	09/01/33		90	92,799
Oracle Corp., Sr. Unsec’d. Notes	5.875	09/26/45		40	32,871
PennyMac Financial Services, Inc., Gtd. Notes, 144A	5.750	09/15/31		25	23,205

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

PR RNO Property Owner 1 LLC, Sr. Sec’d. Notes, 144A	6.500%	05/01/31		15	$14,110
QXO Building Products, Inc., Gtd. Notes, 144A	6.500	07/15/31		10	10,038
Rocket Cos., Inc., Gtd. Notes, 144A	6.125	08/01/31		15	15,068
Solaris Energy Infrastructure LLC, Gtd. Notes, 144A	6.375	05/15/31		5	4,911
Sopaipilla Investor LLC, Sr. Sec’d. Notes, 144A	7.534	11/30/48		45	46,658
Space Exploration Technologies Corp., Sr. Unsec’d. Notes, 144A	5.350	07/15/31		35	34,076
Starwood Property Trust, Inc., Sr. Unsec’d. Notes, 144A	5.875	08/15/29		20	20,058
SV RNO Property Owner 1 LLC, Sr. Sec’d. Notes, 144A	5.875	03/01/31		25	23,245
Targa Resources Corp., Gtd. Notes	4.200	02/01/33		20	18,676
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28		50	50,133
Truist Financial Corp., Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34		25	25,535
U.S. Bancorp, Jr. Sub. Notes	3.700(ff)	01/15/27(oo)		120	118,824
United Airlines Holdings, Inc., Gtd. Notes	4.875	03/01/29		30	29,549
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29		5	4,760
Sr. Sec’d. Notes, 144A	4.125	08/15/31		5	4,638

Venture Global LNG, Inc., Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)		15	14,900
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.750	01/15/36		25	26,174
Sr. Sec’d. Notes, 144A(a)	7.750	05/01/35		5	5,535

Viatris, Inc., Gtd. Notes	3.850	06/22/40		70	53,534
VICI Properties LP, Sr. Unsec’d. Notes	4.950	02/15/30		60	59,331
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		25	25,113
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		50	50,139

Waste Connections, Inc., Sr. Unsec’d. Notes	4.550	09/04/36	CAD	31	21,901
Wells Fargo & Co.,
Sr. Unsec’d. Notes	5.211(ff)	12/03/35		20	19,623
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31		25	23,025
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30		25	23,462

WESCO Distribution, Inc., Gtd. Notes, 144A	5.500	04/15/34		10	9,737
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	3.500	10/15/51		30	19,713
					4,621,002

Total Corporate Bonds (cost $12,078,443)					11,965,575

PGIM Global Total Return (USD Hedged) Fund

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans 0.0%
United States
Diamond Sports Net LLC, First Lien Exit Term Loan (cost $6,727)	12.000%	01/03/28		7	$1,242
Municipal Bond 0.1%
Louisiana
Plaquemines Port Harbor & Terminal District, Taxable, Revenue Bonds, Series B (cost $71,282)(x)	12.000	12/01/34		100	23,506
Residential Mortgage-Backed Securities 3.0%
United States
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	9.866(c)	03/25/42		25	25,813
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	8.866(c)	03/25/42		20	20,531
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.716(c)	06/25/43		100	103,276
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	7.616(c)	11/25/50		35	37,975
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	5.266(c)	01/25/34		2	2,494
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	5.716(c)	09/25/41		70	70,109
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	6.516(c)	04/25/42		140	141,838

MFA Trust, Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60		87	79,440
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.116(c)	05/25/33		243	244,750
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	6.968(c)	03/29/27		163	164,042

Total Residential Mortgage-Backed Securities (cost $885,686)					890,268
Sovereign Bonds 33.9%
Andorra 0.7%
Andorra International Bond, Sr. Unsec’d. Notes, EMTN	1.250	05/06/31	EUR	200	207,549
Austria 0.7%
Republic of Austria Government International Bond, Sr. Unsec’d. Notes, Series 30Y, 144A, MTN	5.375	12/01/34	CAD	280	217,602
Brazil 1.1%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		338	338,400
Chile 0.8%
Chile Government International Bond,
Sr. Unsec’d. Notes	1.440	02/01/29	EUR	115	126,064
Sr. Unsec’d. Notes	4.375	08/03/38	EUR	100	113,759
					239,823
China 1.5%
China Government Bond,
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	1,500	274,656

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
China (cont’d.)
China Government Bond, (cont’d.)
Sr. Unsec’d. Notes	4.000%	11/30/35	CNH	500	$88,548
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	500	99,076
					462,280
Colombia 1.4%
Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30		200	182,000
Sr. Unsec’d. Notes	3.750	09/19/28	EUR	100	114,320
Sr. Unsec’d. Notes	5.625	02/19/36	EUR	100	112,152
					408,472
Cyprus 0.9%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	20	17,359
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	200	221,329
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	30	28,256
					266,944
France 0.8%
Caisse Francaise de Financement Local SA, Covered Bonds, EMTN	4.680	03/09/29	CAD	200	143,360
Ile-de-France Mobilites, Sr. Unsec’d. Notes, EMTN	3.050	02/03/33	EUR	100	111,112
					254,472
Greece 2.9%
Hellenic Republic Government Bond,
Bonds	4.300	02/24/27	EUR	145	167,207
Bonds	4.300	02/24/28	EUR	42	48,762
Bonds	4.300	02/24/29	EUR	25	29,146
Bonds	4.300	02/24/30	EUR	10	11,590
Bonds	4.300	02/24/31	EUR	23	26,613
Bonds	4.300	02/24/32	EUR	24	27,792
Bonds	4.300	02/24/33	EUR	46	52,841
Bonds	4.300	02/24/34	EUR	22	25,017
Bonds	4.300	02/24/35	EUR	33	37,544
Bonds	4.300	02/24/36	EUR	24	27,523
Bonds	4.300	02/24/37	EUR	16	16,792
Bonds	4.300	02/24/38	EUR	15	17,008
Bonds	4.300	02/24/39	EUR	23	25,994
Bonds	4.300	02/24/40	EUR	23	25,845
Bonds	4.300	02/24/41	EUR	23	25,700
Bonds	4.300	02/24/42	EUR	37	41,820
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	200	199,645

Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.200	07/17/34	EUR	55	66,991
					873,830
Hungary 1.3%
Hungary Government International Bond,
Sr. Unsec’d. Notes	2.125	09/22/31		200	171,252
Sr. Unsec’d. Notes, Series 15Y	1.750	06/05/35	EUR	100	94,462

PGIM Global Total Return (USD Hedged) Fund

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Hungary (cont’d.)

Magyar Export-Import Bank Zrt, Gov’t. Gtd. Notes	6.000%	05/16/29	EUR	100	$121,879
					387,593
Indonesia 2.0%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	200	185,643
Sr. Unsec’d. Notes	1.300	03/23/34	EUR	200	181,190
Sr. Unsec’d. Notes	3.650	09/10/32	EUR	200	222,357
					589,190
Israel 1.4%
Israel Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.500	01/18/27	EUR	100	114,160
Sr. Unsec’d. Notes, EMTN	1.500	01/16/29	EUR	270	295,526
					409,686
Italy 5.4%
City of Milan, Sr. Unsec’d. Notes	4.019	06/29/35	EUR	90	102,271
Italy Buoni Poliennali Del Tesoro,
Sr. Unsec’d. Notes, Series 16Y, 144A	3.250	03/01/38	EUR	85	90,547
Sr. Unsec’d. Notes, Series 21Y, 144A	1.800	03/01/41	EUR	200	168,835

Region of Lazio, Sr. Unsec’d. Notes	3.088	03/31/43	EUR	75	75,973
Repubic of Italy Government International Bond Coupon Strips, Sr. Unsec’d. Notes	1.737(s)	02/20/31	EUR	85	83,717
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes, 144A	5.125	07/14/36		200	194,858
Sr. Unsec’d. Notes, EMTN	5.200	07/31/34	EUR	300	370,909
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	50	60,783
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	100	137,236
Sr. Unsec’d. Notes, Series 10Y	2.875	10/17/29		200	190,007
Sr. Unsec’d. Notes, Series 30Y	3.875	05/06/51		200	142,674
					1,617,810
Kuwait 0.7%
Kuwait International Government Bond, Sr. Unsec’d. Notes, 144A	5.509	07/29/36		200	198,850
Lithuania 0.7%
Lithuania Government International Bond, Sr. Unsec’d. Notes, EMTN	2.125	10/22/35	EUR	200	200,413
Mexico 2.6%
Eagle Funding Luxco Sarl, Sr. Unsec’d. Notes, 144A	5.500	08/17/30		250	249,643
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.375	02/11/30	EUR	100	109,204
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	200	178,759
Sr. Unsec’d. Notes	4.500	03/19/34	EUR	110	124,543
Sr. Unsec’d. Notes	5.125	03/19/38	EUR	100	111,524
					773,673

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Panama 0.6%
Panama Government International Bond, Sr. Unsec’d. Notes	3.160%	01/23/30		200	$186,398
Peru 0.3%
Peruvian Government International Bond, Sr. Unsec’d. Notes	1.250	03/11/33	EUR	105	102,156
Philippines 1.1%
Philippine Government International Bond, Sr. Unsec’d. Notes	0.700	02/03/29	EUR	300	321,837
Romania 0.9%
Romanian Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.750	07/13/30	EUR	150	156,711
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	101,066
					257,777
Saudi Arabia 1.0%
Saudi Government International Bond, Sr. Unsec’d. Notes	2.000	07/09/39	EUR	325	286,233
Serbia 1.6%
Serbia International Bond,
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	100	95,238
Sr. Unsec’d. Notes, 144A	4.875	05/06/38	EUR	100	112,296
Sr. Unsec’d. Notes, EMTN	2.050	09/23/36	EUR	300	265,381
					472,915
Spain 2.1%
Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.220	04/26/35	EUR	100	117,011
Sr. Unsec’d. Notes, EMTN	5.900	05/28/30	EUR	50	62,140

Spain Government Bond, Sr. Unsec’d. Notes, 144A	3.450	07/30/43	EUR	300	321,200
Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	100	135,125
					635,476
Turkey 0.1%
Turkiye Government Bond, Bonds, Series 4Y, BIST Index + 0.000%	40.179(c)	01/09/30	TRY	1,300	26,988
United Arab Emirates 0.4%
Finance Department Government of Sharjah, Sr. Unsec’d. Notes, 144A, MTN	4.625	01/17/31	EUR	100	114,018
United Kingdom 0.9%
Isle of Man Government International Bond,
Unsec’d. Notes	5.375	08/14/34	GBP	100	132,251
Unsec’d. Notes	5.625	03/29/30	GBP	100	136,858
					269,109

Total Sovereign Bonds (cost $10,709,943)					10,119,494

PGIM Global Total Return (USD Hedged) Fund

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligation 0.0%
Federal Home Loan Bank (cost $12,342)	3.280%	03/28/29	13	$12,420
U.S. Treasury Obligations 19.1%
U.S. Treasury Bonds(k)	2.375	05/15/51	1,235	732,895
U.S. Treasury Bonds(k)	3.000	02/15/47	70	49,777
U.S. Treasury Bonds(k)	3.375	11/15/48	1,300	969,719
U.S. Treasury Bonds	4.750	08/15/55	190	175,483
U.S. Treasury Notes	3.625	10/31/30	1,005	974,928
U.S. Treasury Notes	4.250	06/30/33	315	309,266
U.S. Treasury Notes	4.250	11/15/34	1,605	1,561,866
U.S. Treasury Notes	4.250	05/15/35	410	397,700
U.S. Treasury Notes	4.375	01/31/32	524	521,707

Total U.S. Treasury Obligations (cost $6,031,757)				5,693,341

	Shares
Common Stocks 0.5%
Jamaica 0.5%
Digicel International Finance Ltd.*	4,900	138,425
United States 0.0%
Diamond Sports Group LLC*(x)	1,389	301

Total Common Stocks (cost $6,638)		138,726
Preferred Stocks 0.1%
Jamaica 0.0%
Digicel International Finance Ltd.*^	645	8,580
United States 0.1%
MetLife, Inc., Series E, 5.625%, Maturing 08/30/26	541	11,902

Total Preferred Stocks (cost $15,394)		20,482

Options Purchased*~ 0.0%
(cost $662)	$1,361

Total Long-Term Investments, BEFORE LONG-TERM OPTIONS WRITTEN 99.1% (cost $30,590,539)	29,612,255
Options Written*~ (0.0)%
(premiums received $10,910)	(18,720)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN 99.1% (cost $30,579,629)	29,593,535

Shares
Short-Term Investments 0.8%
Affiliated Mutual Funds 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%)(wb)	101,188	101,188

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Shares	Value
Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 3.854%) (cost $123,900; includes $123,408 of cash collateral for securities on loan)(b)(wb)	123,999	$123,900

Total Affiliated Mutual Funds (cost $225,088)		225,088
Options Purchased*~ 0.1%
(cost $8,202)		23,315

Total Short-Term Investments (cost $233,290)		248,403

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN 99.9% (cost $30,812,919)		29,841,938
Options Written*~ (0.1)%
(premiums received $9,654)		(31,355)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN 99.8% (cost $30,803,265)		29,810,583
Other assets in excess of liabilities(z) 0.2%		59,941

Net Assets 100.0%		$29,870,524

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
ILS—Israeli Shekel
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BIST—Borsa Istanbul Index (Turkish Stock Exchange)
BNP—BNP Paribas S.A.
BNY—Bank of New York Mellon
BOA—Bank of America, N.A.
CIBOR—Copenhagen Interbank Offered Rate
CITI—Citibank, N.A.
CLOIS—Sinacofi Chile Interbank Rate Average
CMBX—Commercial Mortgage-Backed Index
CME—Chicago Mercantile Exchange
CORRA—Canadian Overnight Repo Rate Average
DB—Deutsche Bank AG

PGIM Global Total Return (USD Hedged) Fund

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
EuroSTR—Euro Short-Term Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
JPM—JPMorgan Chase Bank N.A.
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSI—Morgan Stanley & Co. International PLC
MTN—Medium Term Note
N/A—Not Applicable
NIBOR—Norwegian Interbank Offered Rate
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
RBC—Royal Bank of Canada
REMIC—Real Estate Mortgage Investment Conduit
S—Semiannual payment frequency for swaps
SARON—Swiss Average Rate Overnight
SCB—Standard Chartered Bank
SHIR—Shekel Overnight Interest Rate
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SORA—Singapore Overnight Rate Average
SSB—State Street Bank & Trust Company
STIBOR—Stockholm Interbank Offered Rate
T—Swap payment upon termination
THOR—Thai Overnight Repurchase Rate
TONAR—Tokyo Overnight Average Rate
WIBOR—Warsaw Interbank Offered Rate
ZARONIA—South African Overnight Index

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $8,580 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $120,881; cash collateral of $123,408 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Diamond Sports Group LLC*	01/02/25	$3,638	$301	0.0%
Plaquemines Port Harbor & Terminal District, Series B, Taxable, Revenue Bonds, 144A, 12.000%, 12/01/34	03/30/26	71,000	23,506	0.1
Total		$74,638	$23,807	0.1%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 08/05/27	Call	BNP	08/04/26	4.35%	4.35%(Q)	3 Month BBSW(Q)/ 4.498%	AUD	1,930	$—
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	2.24%	2.24%(A)	3 Month EURIBOR(Q)/ 2.484%	EUR	500	638
2-Year Interest Rate Swap, 07/28/29	Call	GSI	07/28/27	6.94%	6.94%(A)	1 Day ZARONIA(A)/ 6.858%	ZAR	8,720	1,059
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.660%		146	—
10-Year Interest Rate Swap, 08/05/36	Call	BNP	08/04/26	5.00%	5.00%(S)	6 Month BBSW(S)/ 4.828%	AUD	120	42
15-Year Interest Rate Swap, 07/20/43	Call	JPM	07/18/28	2.80%	2.80%(A)	1 Day TONAR(A)/ 0.977%	JPY	8,541	723
CDX.NA.IG.46.V1, 06/20/31	Call	BOA	09/16/26	0.53%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		166	147
CDX.NA.IG.46.V1, 06/20/31	Call	RBC	12/16/26	0.50%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		207	188
CDX.NA.IG.46.V1, 06/20/31	Call	RBC	12/16/26	0.50%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		104	94
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	2.80%	3 Month EURIBOR(Q)/ 2.484%	2.80%(A)	EUR	585	1,009
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.660%	3.21%(A)		965	18,234
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/ 3.660%	3.89%(A)		146	1,925
CDX.NA.IG.46.V1, 06/20/31	Put	DB	09/16/26	0.55%	CDX.NA.IG.46.V1(Q)	1.00%(Q)		150	185
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	09/16/26	0.60%	CDX.NA.IG.46.V1(Q)	1.00%(Q)		600	432
Total Options Purchased (cost $8,864)									$24,676
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 08/05/27	Call	BNP	08/04/26	4.10%	3 Month BBSW(Q)/ 4.498%	4.10%(Q)	AUD	2,895	$—
1-Year Interest Rate Swap, 09/27/28	Call	BOA	09/23/27	2.75%	1 Day SOFR(T)/ 3.660%	2.75%(T)		585	(366)
1-Year Interest Rate Swap, 09/28/28	Call	BNP	09/24/27	2.75%	1 Day SOFR(T)/ 3.660%	2.75%(T)		585	(367)
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	1.74%	3 Month EURIBOR(Q)/ 2.484%	1.74%(A)	EUR	500	(296)
2-Year Interest Rate Swap, 07/28/29	Call	GSI	07/28/27	5.74%	1 Day ZARONIA(A)/ 6.858%	5.74%(A)	ZAR	8,720	(46)
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.660%	3.09%(A)		146	—
10-Year Interest Rate Swap, 08/05/36	Call	BNP	08/04/26	4.75%	6 Month BBSW(S)/ 4.828%	4.75%(S)	AUD	120	—
CDX.NA.IG.46.V1, 06/20/31	Call	DB	09/16/26	0.48%	CDX.NA.IG.46.V1(Q)	1.00%(Q)		150	(24)
1-Year Interest Rate Swap, 08/11/27	Put	MSI	08/10/26	3.21%	3.21%(Q)	3 Month KWCDC(Q)/ 2.950%	KRW	1,300,000	(2,007)
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	3.24%	3.24%(A)	3 Month EURIBOR(Q)/ 2.484%	EUR	1,170	(284)
1-Year Interest Rate Swap, 09/21/27	Put	CITI	09/21/26	4.40%	4.40%(T)	1 Day SONIA(T)/ 3.731%	GBP	265	(239)
1-Year Interest Rate Swap, 09/27/28	Put	BOA	09/23/27	2.75%	2.75%(T)	1 Day SOFR(T)/ 3.660%		585	(8,215)
1-Year Interest Rate Swap, 09/28/28	Put	BNP	09/24/27	2.75%	2.75%(T)	1 Day SOFR(T)/ 3.660%		585	(8,213)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.660%		965	(13,267)

PGIM Global Total Return (USD Hedged) Fund

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.660%		965	$(10,026)
2-Year Interest Rate Swap, 07/28/29	Put	GSI	07/28/27	8.62%	8.62%(A)	1 Day ZARONIA(A)/ 6.858%	ZAR	8,720	(1,446)
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.660%		146	(3,221)
15-Year Interest Rate Swap, 07/20/43	Put	JPM	07/18/28	4.17%	4.17%(A)	1 Day TONAR(A)/ 0.977%	JPY	8,541	(1,263)
CDX.NA.IG.46.V1, 06/20/31	Put	DB	09/16/26	0.68%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		300	(115)
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	09/16/26	0.70%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		1,200	(389)
CDX.NA.IG.46.V1, 06/20/31	Put	BOA	09/16/26	0.75%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		166	(40)
CDX.NA.IG.46.V1, 06/20/31	Put	RBC	12/16/26	0.88%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		207	(183)
CDX.NA.IG.46.V1, 06/20/31	Put	RBC	12/16/26	1.00%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		104	(68)
Total Options Written (premiums received $20,564)									$(50,075)
Futures contracts outstanding at July 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
8	3 Month CME SOFR	Sep. 2026	$1,927,000	$285
2	2 Year U.S. Treasury Notes	Sep. 2026	411,219	(1,307)
10	5 Year U.S. Treasury Notes	Sep. 2026	1,059,766	(7,487)
1	20 Year U.S. Treasury Bonds	Sep. 2026	108,313	(1,126)
1	30 Year U.S. Ultra Treasury Bonds	Sep. 2026	109,688	(6,752)
				(16,387)
Short Positions:
8	30 Day Federal Funds	Aug. 2026	3,212,590	(2,846)
5	5 Year Euro-Bobl	Sep. 2026	656,373	5,138
4	10 Year Euro-Bund	Sep. 2026	573,623	7,469
1	10 Year U.S. Treasury Notes	Sep. 2026	108,000	1,530
1	10 Year U.S. Ultra Treasury Notes	Sep. 2026	109,703	1,421
4	British Pound Currency	Sep. 2026	337,050	(429)
15	Euro Currency	Sep. 2026	2,165,625	18,076
4	Euro Schatz Index	Sep. 2026	486,422	1,657
5	Micro Ultra U.S. Treasury Bond	Aug. 2026	54,844	1,464
				33,480
				$17,093
Bond forward contract outstanding at July 31, 2026:
Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Bond Forward Contract:
U.S. Treasury Bond
4.875%, 08/15/45	GSI	09/10/26	2,835	$97.82	$2,773,267	$2,699,680	$—	$(73,587)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/04/26	BARC	BRL	78	$14,994	$15,458	$464	$—
Expiring 08/04/26	BARC	BRL	78	14,983	15,458	475	—
Expiring 09/02/26	BNP	BRL	78	15,195	15,343	148	—
Expiring 09/02/26	CITI	BRL	78	15,210	15,343	133	—
British Pound,
Expiring 08/04/26	HSBC	GBP	330	439,283	444,535	5,252	—
Czech Koruna,
Expiring 10/22/26	HSBC	CZK	665	31,471	31,706	235	—
Euro,
Expiring 08/04/26	BOA	EUR	16	18,041	18,276	235	—
Expiring 08/04/26	CITI	EUR	15	17,272	17,464	192	—
Expiring 08/04/26	JPM	EUR	7,859	8,937,649	9,064,031	126,382	—
Expiring 08/04/26	JPM	EUR	323	369,700	372,702	3,002	—
Expiring 08/04/26	SCB	EUR	16	18,047	18,216	169	—
Expiring 09/02/26	CITI	EUR	96	110,684	110,950	266	—
Hungarian Forint,
Expiring 10/22/26	MSI	HUF	9,782	30,754	30,816	62	—
Japanese Yen,
Expiring 08/04/26	HSBC	JPY	69,597	425,375	437,579	12,204	—
Expiring 09/02/26	CITI	JPY	6,546	41,206	41,249	43	—
Expiring 10/22/26	CITI	JPY	167,218	1,040,812	1,057,954	17,142	—
Polish Zloty,
Expiring 10/22/26	MSI	PLN	280	74,132	75,010	878	—
South African Rand,
Expiring 09/16/26	JPM	ZAR	571	34,381	34,444	63	—
South Korean Won,
Expiring 09/16/26	HSBC	KRW	55,627	36,230	38,569	2,339	—
Swedish Krona,
Expiring 10/22/26	CITI	SEK	321	33,576	33,880	304	—
				$11,718,995	$11,888,983	169,988	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/04/26	BNP	BRL	78	$15,301	$15,458	$—	$(157)
Expiring 08/04/26	CITI	BRL	78	15,317	15,458	—	(141)
British Pound,
Expiring 08/04/26	BARC	GBP	330	436,159	444,536	—	(8,377)
Expiring 09/02/26	HSBC	GBP	330	439,300	444,527	—	(5,227)
Canadian Dollar,
Expiring 10/22/26	BNP	CAD	29	21,040	21,043	—	(3)
Expiring 10/22/26	RBC	CAD	717	512,436	513,514	—	(1,078)
Chinese Renminbi,
Expiring 09/16/26	MSI	CNH	7,047	1,044,892	1,047,211	—	(2,319)
Euro,
Expiring 08/04/26	BARC	EUR	8,191	9,304,811	9,447,327	—	(142,516)
Expiring 08/04/26	BNP	EUR	19	21,233	21,455	—	(222)
Expiring 08/04/26	CITI	EUR	19	21,671	21,904	—	(233)
Expiring 09/02/26	HSBC	EUR	71	82,123	82,156	—	(33)
Expiring 09/02/26	JPM	EUR	7,859	8,948,581	9,074,487	—	(125,906)
Expiring 10/22/26	BNP	EUR	14	15,530	15,650	—	(120)
Expiring 10/22/26	BNY	EUR	16	18,161	18,258	—	(97)
Expiring 10/22/26	SSB	EUR	16	18,154	18,259	—	(105)
Japanese Yen,
Expiring 08/04/26	GSI	JPY	69,597	434,164	437,579	—	(3,415)
Expiring 09/02/26	HSBC	JPY	69,597	426,372	438,548	—	(12,176)

PGIM Global Total Return (USD Hedged) Fund

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 09/17/26	BOA	MXN	328	$18,891	$18,854	$37	$—
Expiring 09/17/26	JPM	MXN	5,791	329,683	333,016	—	(3,333)
Expiring 09/17/26	RBC	MXN	271	15,609	15,561	48	—
Swiss Franc,
Expiring 10/22/26	CITI	CHF	42	52,887	52,957	—	(70)
Thai Baht,
Expiring 09/16/26	HSBC	THB	1,097	33,496	32,966	530	—
				$22,225,811	$22,530,724	615	(305,528)
						$170,603	$(305,528)
Credit default swap agreements outstanding at July 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000%(Q)		205	$(4,236)	$(1,211)	$(3,025)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		205	(4,449)	(1,059)	(3,390)	JPM
Republic of France	12/20/30	0.250%(Q)		30	(137)	(79)	(58)	BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR	70	(1,156)	(651)	(505)	BARC
Republic of Italy	12/20/30	1.000%(Q)		45	(1,360)	(1,491)	131	BARC
					$(11,338)	$(4,491)	$(6,847)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)	45	0.491%	$872	$963	$(91)	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)	75	0.240%	305	199	106	GSI
Comision Federal de Electricidad	06/20/29	1.000%(Q)	140	1.377%	(1,261)	(4,379)	3,118	CITI
HSBC Bank PLC	12/20/26	1.000%(Q)	25	0.140%	112	81	31	MSI
Kingdom of Norway	12/20/26	—%(Q)	120	0.027%	(12)	(23)	11	BARC
People’s Republic of China	06/20/29	1.000%(Q)	410	0.310%	8,183	2,943	5,240	JPM
Republic of Costa Rica	06/20/31	1.000%(Q)	75	1.134%	(356)	(744)	388	BARC
Republic of Ecuador	12/20/27	5.000%(Q)	90	2.135%	3,963	1,858	2,105	BARC
Republic of Estonia	12/20/26	1.000%(Q)	50	0.137%	224	37	187	JPM
Republic of France	12/20/30	0.250%(Q)	30	0.289%	(39)	(162)	123	BARC
Republic of France	06/20/34	0.250%(Q)	195	0.510%	(3,309)	(3,390)	81	CITI

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of France	12/20/34	0.250%(Q)	570	0.537%	$(11,246)	$(16,358)	$5,112	BOA
Republic of France	12/20/34	0.250%(Q)	265	0.537%	(5,229)	(5,327)	98	BOA
Republic of Guatemala	06/20/31	1.000%(Q)	30	0.999%	34	(143)	177	BARC
Republic of Italy	06/20/30	1.000%(Q)	100	0.241%	2,851	(1,118)	3,969	BARC
Republic of Italy	12/20/30	1.000%(Q)	45	0.277%	1,360	1,117	243	BARC
Republic of Ivory Coast	06/20/27	1.000%(Q)	100	0.944%	160	(216)	376	BARC
Republic of Panama	12/20/26	1.000%(Q)	45	0.325%	171	10	161	CITI
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)	34	0.096%	157	115	42	MSI
Standard Chartered PLC	12/20/26	1.000%(Q)	20	0.149%	88	63	25	MSI
					$(2,972)	$(24,474)	$21,502

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2026(4)	Value at Trade Date	Value at July 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.46.V1	06/20/31	1.000%(Q)	975	0.527%	$20,387	$21,259	$872

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.19.AAA	12/17/58	0.500%(M)	200	*	$596	$133	$463	CITI
CMBX.NA.19.AAA	12/17/58	0.500%(M)	155	*	462	(17)	479	CITI
					$1,058	$116	$942
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Global Total Return (USD Hedged) Fund

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at July 31, 2026:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	420	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 4.828%	$(28,791)	$(40,427)	$(11,636)
AUD	350	11/07/35	4.330%(S)	6 Month BBSW(2)(S)/ 4.828%	—	(13,352)	(13,352)
AUD	85	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 4.828%	(7,824)	(12,757)	(4,933)
CAD	80	12/03/28	2.600%(S)	1 Day CORRA(2)(S)/ 2.370%	19	(804)	(823)
CAD	160	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 2.370%	(126)	2,174	2,300
CAD	225	12/03/31	3.450%(S)	1 Day CORRA(2)(S)/ 2.370%	4,823	2,768	(2,055)
CAD	330	12/03/34	3.500%(S)	1 Day CORRA(1)(S)/ 2.370%	(7,143)	(3,484)	3,659
CAD	365	12/03/35	3.500%(S)	1 Day CORRA(2)(S)/ 2.370%	10,689	2,930	(7,759)
CAD	85	12/03/44	3.500%(S)	1 Day CORRA(1)(S)/ 2.370%	(4,631)	1,814	6,445
CAD	250	12/03/48	3.450%(S)	1 Day CORRA(2)(S)/ 2.370%	(4,428)	(8,651)	(4,223)
CAD	160	12/03/49	3.400%(S)	1 Day CORRA(2)(S)/ 2.370%	7,007	(6,580)	(13,587)
CAD	105	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/ 2.370%	(4,393)	(5,798)	(1,405)
CAD	180	12/03/54	3.250%(S)	1 Day CORRA(1)(S)/ 2.370%	(9,812)	11,130	20,942
CHF	70	04/03/28	0.410%(A)	1 Day SARON(2)(S)/ (0.049)%	(66)	329	395
CHF	130	01/31/29	0.260%(A)	1 Day SARON(2)(S)/ (0.049)%	(194)	(172)	22
CHF	100	05/08/31	2.000%(A)	1 Day SARON(2)(A)/ (0.049)%	3,315	9,926	6,611
CHF	40	04/03/33	0.687%(A)	1 Day SARON(2)(S)/ (0.049)%	(141)	363	504
CHF	360	03/20/34	1.258%(A)	1 Day SARON(1)(A)/ (0.049)%	(23,815)	(25,326)	(1,511)
CHF	230	12/13/34	0.371%(A)	1 Day SARON(2)(A)/ (0.049)%	—	(4,867)	(4,867)
CHF	100	12/15/41	0.025%(A)	1 Day SARON(2)(A)/ (0.049)%	(16,357)	(15,297)	1,060
CLP	30,200	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)/ 4.500%	—	(1,688)	(1,688)
CNH	4,860	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.457%	20,461	26,051	5,590
CNH	3,800	12/12/29	1.496%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.457%	—	1,327	1,327
CNH	1,300	11/20/30	1.585%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.457%	(83)	1,140	1,223
CZK	1,000	03/30/36	4.420%(A)	6 Month PRIBOR(2)(S)/ 3.950%	—	(661)	(661)
DKK	500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 2.713%	(2,068)	(6,978)	(4,910)
EUR	965	05/20/27	2.273%(T)	3 Month EURIBOR(2)(Q)/ 2.484%	—	(4,086)	(4,086)
EUR	342	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/ 2.184%	(80)	(53,007)	(52,927)
EUR	100	05/11/31	0.750%(A)	1 Day EuroSTR(1)(A)/ 2.184%	683	10,890	10,207
EUR	570	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 2.184%	(14,119)	3,270	17,389
EUR	820	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 2.706%	—	(4,965)	(4,965)
EUR	230	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)/ 2.706%	(2,820)	(35,311)	(32,491)
EUR	590	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 2.706%	—	18,691	18,691
EUR	570	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 2.706%	—	108,892	108,892
EUR	570	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 2.484%	—	(106,088)	(106,088)
EUR	120	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)/ 2.706%	4,833	(43,522)	(48,355)
EUR	795	11/28/54	1.468%(A)	6 Month EURIBOR(1)(S)/ 2.706%	(585)	71,902	72,487
GBP	360	05/08/28	4.100%(A)	1 Day SONIA(2)(A)/ 3.731%	2,740	(1,100)	(3,840)
GBP	700	05/08/29	4.000%(A)	1 Day SONIA(1)(A)/ 3.731%	(18,026)	7,267	25,293
GBP	35	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 3.731%	5,939	5,514	(425)
GBP	290	05/08/32	3.850%(A)	1 Day SONIA(2)(A)/ 3.731%	(1,832)	(11,106)	(9,274)
GBP	530	05/08/34	3.850%(A)	1 Day SONIA(1)(A)/ 3.731%	(8,640)	30,791	39,431

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2026 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	180	05/08/35	3.900%(A)	1 Day SONIA(2)(A)/ 3.731%	$829	$(11,617)	$(12,446)
GBP	155	05/08/37	1.200%(A)	1 Day SONIA(2)(A)/ 3.731%	(36,818)	(62,204)	(25,386)
GBP	220	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 3.731%	(62,015)	(95,632)	(33,617)
GBP	55	05/08/39	3.900%(A)	1 Day SONIA(2)(A)/ 3.731%	(230)	(6,198)	(5,968)
GBP	30	05/08/40	3.950%(A)	1 Day SONIA(2)(A)/ 3.731%	(1,873)	(3,542)	(1,669)
GBP	55	05/08/44	3.950%(A)	1 Day SONIA(1)(A)/ 3.731%	(2,898)	8,792	11,690
GBP	145	05/08/45	3.950%(A)	1 Day SONIA(1)(A)/ 3.731%	10,689	24,515	13,826
GBP	225	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 3.731%	40,839	(144,889)	(185,728)
GBP	170	05/08/47	1.250%(A)	1 Day SONIA(2)(A)/ 3.731%	(28,737)	(112,951)	(84,214)
GBP	190	05/08/48	1.250%(A)	1 Day SONIA(2)(A)/ 3.731%	(85,804)	(129,905)	(44,101)
GBP	150	05/08/49	1.250%(A)	1 Day SONIA(1)(A)/ 3.731%	76,745	105,258	28,513
GBP	45	05/08/49	3.950%(A)	1 Day SONIA(1)(A)/ 3.731%	(2,668)	8,964	11,632
GBP	260	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 3.731%	(133,613)	(201,367)	(67,754)
ILS	125	02/18/36	3.585%(A)	1 Day SHIR(2)(A)/ 3.500%	—	(497)	(497)
JPY	25,000	07/08/27	0.500%(A)	1 Day TONAR(2)(A)/ 0.977%	(568)	(1,205)	(637)
JPY	59,000	12/18/27	0.290%(S)	1 Day TONAR(2)(S)/ 0.977%	(252)	(6,395)	(6,143)
JPY	129,000	04/11/28	0.609%(A)	1 Day TONAR(1)(A)/ 0.977%	—	12,669	12,669
JPY	85,000	07/08/30	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.977%	23,074	40,562	17,488
JPY	190,000	07/08/30	0.750%(A)	1 Day TONAR(2)(A)/ 0.977%	(14,004)	(54,009)	(40,005)
JPY	30,000	07/08/31	0.000%(A)	1 Day TONAR(1)(A)/ 0.977%	10,938	18,621	7,683
JPY	53,000	12/18/32	0.516%(S)	1 Day TONAR(2)(S)/ 0.977%	(718)	(36,672)	(35,954)
JPY	30,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.977%	(13,656)	(27,533)	(13,877)
JPY	25,000	07/08/35	1.100%(A)	1 Day TONAR(1)(A)/ 0.977%	2,355	19,003	16,648
JPY	111,500	12/18/37	0.715%(S)	1 Day TONAR(2)(S)/ 0.977%	(2,455)	(151,318)	(148,863)
JPY	57,555	01/04/38	0.757%(S)	1 Day TONAR(2)(S)/ 0.977%	(1,226)	(76,960)	(75,734)
JPY	126,500	07/08/39	0.200%(A)	1 Day TONAR(1)(A)/ 0.977%	114,742	240,953	126,211
JPY	70,000	07/08/39	1.350%(A)	1 Day TONAR(2)(A)/ 0.977%	7,984	(77,945)	(85,929)
JPY	10,000	10/04/39	0.203%(S)	1 Day TONAR(2)(S)/ 0.977%	(19)	(19,955)	(19,936)
JPY	21,500	12/03/39	0.650%(S)	1 Day TONAR(2)(S)/ 0.977%	(9)	(36,494)	(36,485)
JPY	25,000	07/08/42	0.300%(A)	1 Day TONAR(2)(A)/ 0.977%	(15,720)	(57,774)	(42,054)
JPY	30,000	07/08/44	1.550%(A)	1 Day TONAR(1)(A)/ 0.977%	(6,849)	45,388	52,237
JPY	35,000	12/19/45	2.481%(A)	1 Day TONAR(2)(A)/ 0.977%	—	(25,647)	(25,647)
JPY	39,560	07/10/46	4.364%(A)	1 Day TONAR(2)(A)/ 0.977%	—	773	773
JPY	91,700	12/18/47	0.918%(S)	1 Day TONAR(2)(S)/ 0.977%	(2,912)	(229,176)	(226,264)
JPY	40,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.977%	(45,069)	(118,748)	(73,679)
JPY	75,000	07/08/49	1.700%(A)	1 Day TONAR(1)(A)/ 0.977%	(23,673)	134,799	158,472
JPY	30,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)/ 0.977%	(23,132)	(101,231)	(78,099)
JPY	40,000	07/08/54	0.450%(A)	1 Day TONAR(1)(A)/ 0.977%	70,582	141,660	71,078
JPY	60,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.977%	2,773	(123,126)	(125,899)
JPY	15,000	09/01/55	2.485%(A)	1 Day TONAR(2)(A)/ 0.977%	—	(17,273)	(17,273)
JPY	12,720	07/10/56	3.558%(A)	1 Day TONAR(1)(A)/ 0.977%	—	34	34
KRW	150,000	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)/ 2.950%	(2,627)	(3,723)	(1,096)
KRW	953,000	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.950%	2,503	(39,384)	(41,887)
MXN	5,300	02/25/33	7.565%(M)	28 Day Mexican Interbank Rate(2)(M)/ 6.756%	—	(6,898)	(6,898)
MYR	100	04/15/35	3.700%(Q)	3 Month KLIBOR(2)(Q)/ 3.450%	522	(226)	(748)
NOK	1,680	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)/ 4.850%	1,217	(4,677)	(5,894)
NZD	100	11/05/29	1.393%(S)	3 Month BBR(2)(Q)/ 2.935%	—	(4,597)	(4,597)
NZD	100	05/08/35	4.400%(S)	3 Month BBR(2)(Q)/ 2.935%	3,263	670	(2,593)
NZD	300	07/31/35	4.068%(S)	3 Month BBR(2)(Q)/ 2.935%	—	(3,306)	(3,306)
PLN	400	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)/ 3.840%	2,954	(2,473)	(5,427)
PLN	100	02/18/33	3.865%(A)	6 Month WIBOR(2)(S)/ 3.840%	—	(926)	(926)
SEK	1,200	11/05/29	0.457%(A)	3 Month STIBOR(2)(Q)/ 2.042%	(1,070)	(9,227)	(8,157)
SGD	165	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 0.829%	564	(5,552)	(6,116)
SGD	140	09/17/35	1.680%(S)	1 Day SORA(2)(S)/ 0.829%	—	(5,246)	(5,246)
SGD	95	09/25/35	1.710%(S)	1 Day SORA(2)(S)/ 0.829%	—	(3,389)	(3,389)
THB	16,480	08/18/26	1.168%(Q)	1 Day THOR(1)(Q)/ 0.986%	—	(213)	(213)
THB	8,800	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 0.986%	—	17,388	17,388
THB	7,680	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 0.986%	—	13,836	13,836
	2,395	09/06/26	3.660%(A)	1 Day SOFR(1)(A)/ 3.660%	(841)	4,457	5,298
	1,795	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.660%	—	(13,806)	(13,806)

PGIM Global Total Return (USD Hedged) Fund

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2026 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	1,520	05/11/28	4.350%(A)	1 Day SOFR(2)(A)/ 3.660%	$17,547	$7,707	$(9,840)
	950	07/08/28	4.000%(A)	1 Day SOFR(2)(A)/ 3.660%	635	(2,334)	(2,969)
	493	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 3.660%	—	40,943	40,943
	1,265	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 3.660%	—	1,077	1,077
	1,100	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 3.660%	—	(5,628)	(5,628)
	1,505	05/11/29	4.250%(A)	1 Day SOFR(2)(A)/ 3.660%	26,532	6,007	(20,525)
	950	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/ 3.660%	—	(821)	(821)
	940	05/11/31	4.150%(A)	1 Day SOFR(1)(A)/ 3.660%	(23,280)	(281)	22,999
	380	06/01/31	3.886%(A)	1 Day SOFR(2)(A)/ 3.660%	—	(4,567)	(4,567)
	420	03/28/32	3.841%(A)	1 Day SOFR(1)(A)/ 3.660%	—	7,116	7,116
	220	08/01/35	3.869%(A)	1 Day SOFR(1)(A)/ 3.660%	—	7,058	7,058
	220	11/10/35	3.669%(A)	1 Day SOFR(1)(A)/ 3.660%	—	10,783	10,783
	415	05/11/40	4.100%(A)	1 Day SOFR(1)(A)/ 3.660%	7,975	14,848	6,873
	825	05/11/46	4.000%(A)	1 Day SOFR(1)(A)/ 3.660%	28,151	59,943	31,792
	1,020	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 3.660%	(379,989)	(471,625)	(91,636)
	233	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 3.660%	—	22,048	22,048
	240	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 3.660%	—	19,120	19,120
	465	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 3.660%	(2,550)	(50,270)	(47,720)
	2,645	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.660%	10,822	121,868	111,046
	155	05/11/55	3.850%(A)	1 Day SOFR(1)(A)/ 3.660%	7,566	16,834	9,268
	957	06/01/56	4.132%(A)	1 Day SOFR(1)(A)/ 3.660%	21	6,606	6,585
	947	06/04/56	4.127%(A)	1 Day SOFR(1)(A)/ 3.660%	(431)	6,679	7,110
	510	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 3.660%	5,260	88,879	83,619
	800	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 3.660%	3,605	45,534	41,929
ZAR	3,550	06/01/36	8.140%(A)	1 Day ZARONIA(2)(A)/ 6.858%	(8)	(3,099)	(3,091)
					$(530,492)	$(1,339,997)	$(809,505)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	2,100	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.457%	$12,879	$—	$12,879	MSI
CNH	6,000	09/01/30	2.360%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.457%	33,414	—	33,414	MSI
CNH	2,700	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.457%	18,168	—	18,168	MSI
CNH	3,000	10/14/31	2.675%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.457%	26,916	—	26,916	SCB
MYR	900	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.450%	(417)	3	(420)	HSBC
MYR	200	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)/ 3.450%	(121)	—	(121)	MSI
MYR	200	04/07/32	3.870%(Q)	3 Month KLIBOR(2)(Q)/ 3.450%	404	(2)	406	CITI
MYR	230	07/12/32	3.650%(Q)	3 Month KLIBOR(2)(Q)/ 3.450%	(222)	(1)	(221)	GSI
					$91,021	$—	$91,021

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).